Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of Income Tax Expense (Benefit)
	Year ended December 31,
	2023	2022	2021
	$ thousands	$ thousands	$ thousands
Current	3,746	1,140	2,181
Deferred	2,776	1,306	8,828

	6,522	2,446	11,009

Domestic (Israel)	1,048	664	8,844
Foreign	5,474	1,782	2,165

	6,522	2,446	11,009

Schedule of Deferred Income Taxes
	December 31,	December 31,
	2023	2022
	$ thousands	$ thousands
Net operating loss carry forward	76,348	65,148
Temporary differences:
Allowance for credit loss	15,990	17,087
Research and development	7,796	6,092
Lease liabilities	3,753	3,891
Unrealized foreign exchange gains/losses	2,414	2,285
Vacation	960	591
Severance	1,001	1,090
Other	1,134	1,652

Deferred tax assets before valuation allowance	109,396	97,836
Valuation allowance	(103,409)	(93,529)
Deferred tax assets	5,987	4,307
Deferred tax liabilities:
Right-of-use lease assets	(4,033)	(4,140)
Intangible assets	(1,258)	-
Other including property and equipment, net	(696)	(167)

Deferred tax asset, net	-	-

Schedule of Income (Loss) Before Taxes
	Year ended December 31,
	2023	2022	2021
	$ thousands	$ thousands	$ thousands
Domestic	10,880	(20,850)	(5,430)
Foreign	1,862	3,607	1,611

	12,742	(17,243)	(3,819)

Schedule of Income Tax Reconciliation
	Year ended December 31,
	2023	2022	2021
	$ thousands	$ thousands	$ thousands
Income (loss) before taxes as reported in the consolidated statements of operations	12,742	(17,243)	(3,819)

Statutory tax rate	23%	23%	23%

Theoretical tax expenses (income) on the
above amount at the Israeli statutory
tax rate	2,931	(3,966)	(878)
Non-deductible expenses and other
permanent differences	2,411	265	(1,602)
Non-deductible expenses related to employee
stock options	946	819	590
Deferred tax assets on losses and other
temporary differences for which valuation
allowance was provided, net	(479)	5,378	12,326
Other	713	(50)	573

Actual tax expense	6,522	2,446	11,009

Schedule of Changes In Unrecognized Tax Benefits
	December 31,	December 31,
	2023	2022
	$ thousands	$ thousands

Beginning balance	2,291	2,367
Increases related to tax positions taken during prior years	626	283
Increases related to tax positions taken during the current year	641	330
Decreases related to statute of limitations	(371)	(689)

Ending balance	3,187	2,291